Segment Disclosures	12 Months Ended
Dec. 31, 2025
Segment Disclosures [Abstract]
Segment Disclosures [Text Block]	13. Segment Disclosures The Company has one operating segment, being mineral exploration. As at December 31, 2025 and 2024 all of the Company's non-current assets were located in Canada.